Fair Value Of Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Fair Value Of Financial Instruments [Abstract]
Fair Value Of Financial Instruments

13. Fair Value Measurements

             The carrying amounts reported for cash and cash equivalents, accounts receivable, other current assets, accounts payable and other current liabilities approximate fair value because of the short-term maturity of these instruments.

The following table summarizes the financial instruments as of September 30, 2011 and December 31, 2010, which are recorded at fair value (in thousands):

	LEVEL 1	LEVEL 2	LEVEL 3	BALANCE AT SEPTEMBER 30, 2011
Cash and cash equivalents	$1,254	$—	$—	$1,254

	LEVEL 1	LEVEL 2	LEVEL 3	BALANCE AT DECEMBER 31, 2010
Cash and cash equivalents	$8,614	$—	$—	$8,614

14. Fair Value of Financial Instruments

              Effective January 1, 2008, the Company SFAS No. 157, which has been codified into ASC 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value and enhances disclosure requirements for fair value measurements. The implementation of this guidance did not change the method of calculating the fair value of assets or liabilities. The primary impact from adoption was additional disclosures. The portion of this guidance that defers the effective date for one year for certain non-financial assets and non-financial liabilities measured at fair value, except those that are recognized or disclosed at fair value in the financial statements on a recurring basis, was implemented January 1, 2009, and did not have an impact on the consolidated financial position, cash flows or results of operations.

In October 2008, the FASB issued FSP 157-3 Determining the Fair Value of a Financial Asset When the Market for That Asset is Not Active, which has also been codified into ASC 820. This guidance provides an illustrative example to demonstrate how the fair value of a financial asset is determined when the market for that financial asset is inactive. This guidance was effective upon issuance. The Company does not currently have any investments requiring fair market valuations in inactive markets; therefore, the adoption of this guidance did not have an impact on the consolidated financial position, cash flows or results of operations.

The fair value hierarchy categorizes assets and liabilities at fair value into one of three different levels depending on the observability of the inputs employed in the measurement, as follows:

■	Level 1—inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

■

Level 2—inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

■	Level 3—inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The following table summarizes the financial instruments as of December 31, 2010 and 2009, which are valued at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	BALANCE AS OF DECEMBER 31, 2010
Cash and cash equivalents	$8,614,480	$—	$—	$8,614,480

	LEVEL 1	LEVEL 2	LEVEL 3	BALANCE AS OF DECEMBER 31, 2009
Cash and cash equivalents	$4,489,292	$—	$—	$4,489,292